Amortization of intangible assets	12 Months Ended
Dec. 31, 2024
Intangible assets and goodwill [abstract]
Amortization of intangible assets	Amortization of intangible assets

	2024	2023	2022

Amortization of non-contractual customer relationships (note 14)	(9,091)	(12,970)	(9,773)
Amortization of contractual rights (note 14)	(12,648)	(3,123)	(2,526)
Amortization of placement agents’ fees (note 14)	(2,782)	(1,931)	(1,442)
Amortization of brands (note 14)	(3,452)	(3,553)	(3,228)
Amortization of software (note 14)	(1,520)	(793)	(410)
Amortization of non-compete agreements (note 14)	(1,234)	—	—
Amortization of intangible assets	(30,727)	(22,370)	(17,379)